                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04310

Morgan Stanley Convertible Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: September 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY CONVERTIBLE SECURITIES TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended September 30, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED SEPTEMBER 30, 2005

                                                       MERRILL
                                                     LYNCH ALL          LIPPER
                                                   CONVERTIBLE     CONVERTIBLE
                                                    SECURITIES           FUNDS
 CLASS A      CLASS B      CLASS C      CLASS D       INDEX(1)        INDEX(2)
    7.47%        6.65%        6.61%        7.72%          7.23%          10.09%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The review period began on a positive note, with the equity market rallying after the successful conclusion of the 2004 U.S. presidential election. The equity market was further supported by a decline in fuel prices, with oil moving from what was then a high price of $55 back down to $40 per barrel. Market performance was more mixed in the first nine months of 2005, with performance varying widely across sectors. Energy prices continued to rise, spurred by a combination of rising demand and limited supply, especially in the wake of natural disasters in the Gulf of Mexico. As a result, energy was the best-performing sector.

Rising inflationary pressures led the Federal Open Market Committee to increase the federal funds target rate in eight, 25-basis-point increments over the period. In spite of these increases, yields in the intermediate and longer portions of the market generally declined, resulting in a flattening of the yield curve.

The convertible market was roiled for much of the period by rumors of heavy selling activity by hedge funds, which are major investors in the asset class. Although some high-profile convertible arbitrage funds did encounter redemptions, overall the rumors of selling activity appeared to be greater than the reality. By May of 2005, convertible prices appeared to reach a floor as investors began to appreciate their low valuations relative to historical levels. The convertible market ended the period on a more solid footing than it began, with more stable trading activity and prices.

PERFORMANCE ANALYSIS

Morgan Stanley Convertible Securities Trust Class A and Class D shares outperformed the Merrill Lynch All Convertible Securities Index and the Class B and Class C shares underperformed this Index for the 12 months ended September 30, 2005, assuming no deduction of applicable sales charges. The Fund underperformed the Lipper Convertible Funds Index for the same time period, assuming no deduction of applicable sales charges.

The Fund's (Class A and D shares) outperformance relative to the Merrill Lynch Index resulted largely from strong security selection in key sectors. The Fund's top-four performing securities were energy companies, all of which benefited from rising energy prices during the period. These selections resulted in the Fund being overweighted in the sector relative to the Merrill Lynch Index during the period, which also helped returns. While we kept these securities in the portfolio, we trimmed them slightly in order to take profits at key points of strength in the market. The Fund also benefited from strong security selection in the media sector.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Halliburton Co.                                    1.7%
IVAX Corp.                                         1.6
Wyeth -- 144A*                                     1.5
L-3 Communications Corp. -- 144A*                  1.5
MetLife, Inc.                                      1.4
Schlumberger Ltd. (Netherlands Antilles)           1.3
Schering-Plough Corp.                              1.3
Cooper Cameron Corp.                               1.3
Agere Systems Inc.                                 1.3
Scientific Games Corp. -- 144A*                    1.3

TOP FIVE INDUSTRIES

Biotechnology                                      9.5%
Semiconductors                                     7.9
Oilfield Services/Equipment                        4.8
Medical Specialties                                4.0
Pharmaceuticals: Major                             3.5

DATA AS OF SEPTEMBER 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN CONVERTIBLE SECURITIES. A CONVERTIBLE SECURITY IS A BOND, PREFERRED STOCK OR OTHER SECURITY THAT MAY BE CONVERTED INTO A PRESCRIBED AMOUNT OF COMMON STOCK AT A PRESTATED PRICE. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY RETAIN THAT COMMON STOCK TO PERMIT ITS ORDERLY SALE OR TO ESTABLISH LONG-TERM HOLDING PERIODS FOR TAX PURPOSES. THE FUND IS NOT REQUIRED TO SELL THE STOCK TO ASSURE THAT THE REQUIRED PERCENTAGE OF ITS ASSETS IS INVESTED IN CONVERTIBLE SECURITIES. THE FUND'S CONVERTIBLE SECURITIES MAY INCLUDE LOWER RATED FIXED-INCOME SECURITIES COMMONLY KNOWN AS "JUNK BONDS." THE CONVERTIBLE SECURITIES ALSO MAY INCLUDE "EXCHANGEABLE" AND "SYNTHETIC" CONVERTIBLE SECURITIES. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT ADVISER CONSIDERS MARKET, ECONOMIC AND POLITICAL CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES

THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

                                                        ($ IN THOUSANDS)
                           FUND^      MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX(1)    LIPPER(2)
September 30, 1995      $   10,000                          $  10,000                      $  10,000
September 30, 1996      $   11,470                          $  11,317                      $  11,309
September 30, 1997      $   14,153                          $  14,184                      $  14,041
September 30, 1998      $   12,169                          $  13,455                      $  12,769
September 30, 1999      $   13,948                          $  17,114                      $  15,249
September 30, 2000      $   18,444                          $  21,889                      $  20,200
September 30, 2001      $   15,509                          $  17,172                      $  16,603
September 30, 2002      $   14,733                          $  15,441                      $  15,491
September 30, 2003      $   17,514                          $  19,686                      $  18,756
September 30, 2004      $   19,202                          $  21,950                      $  20,948
September 30, 2005      $   20,478                          $  23,538                      $  23,061

ENDING VALUE

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2005

                                CLASS A SHARES*       CLASS B SHARES**       CLASS C SHARES+        CLASS D SHARES++
                                (SINCE 07/28/97)      (SINCE 10/31/85)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                                    CNSAX                 CNSBX                   CNSCX                 CNSDX
1 YEAR                                      7.47%(3)              6.65%(3)               6.61%(3)               7.72%(3)
                                            1.83(4)               1.65(4)                5.61(4)                  --
5 YEARS                                     2.89(3)               2.12(3)                2.12(3)                3.14(3)
                                            1.79(4)               1.76(4)                2.12(4)                  --
10 YEARS                                      --                  7.43(3)                  --                     --
                                              --                  7.43(4)                  --                     --
SINCE INCEPTION                             6.22(3)               7.64(3)                5.42(3)                6.47(3)
                                            5.53(4)               7.64(4)                5.42(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX OF DOMESTIC CORPORATE CONVERTIBLE SECURITIES. IN ORDER TO BE INCLUDED IN THE INDEX, BONDS AND PREFERRED STOCKS MUST BE CONVERTIBLE ONLY TO COMMON STOCK AND HAVE A MARKET VALUE OR ORIGINAL PAR VALUE OF AT LEAST $50 MILLION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER CONVERTIBLE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER CONVERTIBLE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/05 - 09/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                           04/01/05 -
                                                                     04/01/05          09/30/05             09/30/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (4.88% return)                                              $    1,000.00     $    1,048.80      $          5.91
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,019.30      $          5.82

CLASS B
Actual (4.49% return)                                              $    1,000.00     $    1,044.90      $          9.74
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,015.54      $          9.60

CLASS C
Actual (4.48% return)                                              $    1,000.00     $    1,044.80      $          9.74
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,015.54      $          9.60

CLASS D
Actual (4.99% return)                                              $    1,000.00     $    1,049.90      $          4.62
Hypothetical (5% annual return before expenses)                    $    1,000.00     $    1,020.56      $          4.56

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.15%, 1.90%, 1.90% AND 0.90% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the one- and three-year periods but better for the five-year period. The Board considered that the Fund's performance was reasonably close to its performance peer group for the one- and three-year periods. The Board concluded that the Fund's performance was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005

 PRINCIPAL
 AMOUNT IN                                                                      COUPON      MATURITY
 THOUSANDS                                                                       RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------
               CONVERTIBLE BONDS (71.6%)
               ADVERTISING/MARKETING SERVICES (1.1%)
$        800   Aquantive Inc.                                                     2.25%     08/15/24    $    1,353,000
         800   Lamar Advertising Co.                                             2.875      12/31/10           859,000
                                                                                                        --------------
                                                                                                             2,212,000
                                                                                                        --------------
               AEROSPACE & DEFENSE (2.4%)
       1,800   Armor Holdings, Inc.                                               2.00^     11/01/24         1,806,750
       3,000   L-3 Communications Corp. - 144A*                                   3.00      08/01/35         3,082,500
                                                                                                        --------------
                                                                                                             4,889,250
                                                                                                        --------------
               AIRLINES (1.0%)
       2,500   Continental Airlines Inc.                                          4.50      02/01/07         2,050,000
                                                                                                        --------------
               ALTERNATIVE POWER GENERATION (0.5%)
       2,000   Calpine Corp. - 144A*                                              4.75      11/15/23         1,100,000
                                                                                                        --------------
               APPAREL/FOOTWEAR RETAIL (1.2%)
       1,980   Charming Shoppes, Inc.                                             4.75      06/01/12         2,423,025
                                                                                                        --------------
               BIOTECHNOLOGY (9.5%)
         400   Abgenix, Inc. - 144A*                                              1.75      12/15/11           456,000
       2,285   Amgen, Inc.                                                        0.00      03/01/32         1,819,431
         918   Amylin Pharmaceuticals Inc.                                        2.50      04/15/11         1,057,995
       1,500   Cephalon, Inc.                                                     2.50      12/15/06         1,466,250
       1,600   CV Therapeutics, Inc.                                              2.00      05/16/23         1,386,000
         800   CV Therapeutics, Inc.                                              3.25      08/16/13           953,000
       2,000   deCODE genetics, Inc.                                              3.50      04/15/11         1,737,500
         800   Human Genome Sciences Inc. - 144A*                                 2.25      08/15/12           790,000
       1,800   INCYTE Corp.                                                       3.50      02/15/11         1,363,500
       1,000   Invitrogen Corp.                                                   1.50      02/15/24           913,750
       1,000   Invitrogen Corp. - 144A*                                           3.25      06/15/25         1,035,000
       1,400   ISIS Pharmaceuticals, Inc.                                         5.50      05/01/09         1,240,750
       1,600   Medimmune Inc.                                                     1.00      07/15/23         1,560,000
       1,290   MGI Pharma, Inc.                                                  1.682^     03/02/24           906,225
       2,000   NPS Pharmaceuticals, Inc.                                          3.00      06/15/08         1,755,000
       1,535   Oscient Pharmaceuticals Corp.                                      3.50      04/15/11         1,206,894
                                                                                                        --------------
                                                                                                            19,647,295
                                                                                                        --------------
               BROADCASTING (0.8%)
         360   Sirius Satellite Radio Inc.                                        3.50      06/01/08         1,716,750
                                                                                                        --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                      COUPON      MATURITY
 THOUSANDS                                                                       RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------
               CABLE/SATELLITE TV (3.0%)
$      2,000   Echostar Communications Corp.                                      5.75%     05/15/08    $    1,990,000
       2,200   Liberty Media Corp.                                                0.75      03/30/23         2,453,000
       2,250   Liberty Media Corp.                                                3.25      03/15/31         1,755,000
                                                                                                        --------------
                                                                                                             6,198,000
                                                                                                        --------------
               CASINO/GAMING (1.1%)
       3,600   International Game Technology                                      0.00      01/29/33         2,304,000
                                                                                                        --------------
               COAL (0.8%)
       1,000   Massey Energy Co. - 144A*                                          2.25      04/01/24         1,638,750
                                                                                                        --------------
               COMPUTER COMMUNICATIONS (0.2%)
         600   Finisar Corp.                                                      2.50      10/15/10           512,250
                                                                                                        --------------
               COMPUTER PERIPHERALS (1.7%)
       2,100   Electronics for Imaging, Inc.                                      1.50      06/01/23         2,168,250
       1,320   Maxtor Corp.                                                       6.80      04/30/10         1,310,100
                                                                                                        --------------
                                                                                                             3,478,350
                                                                                                        --------------
               CONTRACT DRILLING (0.8%)
       1,500   Nabors Industries Inc. (Series B)                                  0.00      06/15/23         1,711,875
                                                                                                        --------------
               DATA PROCESSING SERVICES (1.6%)
       2,000   CSG Systems International, Inc.                                    2.50      06/15/24         2,032,500
       1,000   DST Systems Inc.                                                  4.125      08/15/23         1,261,250
                                                                                                        --------------
                                                                                                             3,293,750
                                                                                                        --------------
               ELECTRIC UTILITIES (0.7%)
       1,080   CMS Energy Corp.                                                  2.875      12/01/24         1,391,850
                                                                                                        --------------
               ELECTRONIC COMPONENTS (1.1%)
       1,200   Flextronics International Ltd. (Singapore)                         1.00      08/01/10         1,221,000
       1,400   Solectron Corp. (Series B)                                         0.50      02/15/34         1,057,000
                                                                                                        --------------
                                                                                                             2,278,000
                                                                                                        --------------
               ELECTRONIC DISTRIBUTORS (0.3%)
       1,000   Safeguard Scientifics - 144A*                                     2.625      03/15/24           698,750
                                                                                                        --------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS (0.8%)
       2,000   JDS Uniphase Corp.                                                 0.00      11/15/10         1,700,000
                                                                                                        --------------
               ELECTRONIC PRODUCTION EQUIPMENT (2.3%)
       1,000   Axcelis Tech, Inc.                                                 4.25      01/15/07           991,250
       2,000   Cymer, Inc.                                                        3.50      02/15/09         1,952,500
       1,800   Teradyne Inc.                                                      3.75      10/15/06         1,791,000
                                                                                                        --------------
                                                                                                             4,734,750
                                                                                                        --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                      COUPON      MATURITY
 THOUSANDS                                                                       RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------
               ELECTRONICS/APPLIANCE STORES (0.5%)
$      1,000   Best Buy Co., Inc.                                                 2.25%     01/15/22    $    1,098,750
                                                                                                        --------------
               ENGINEERING & CONSTRUCTION (1.2%)
       2,000   Fluor Corp.                                                        1.50      02/15/24         2,495,000
                                                                                                        --------------
               ENVIRONMENTAL SERVICES (0.3%)
         700   Allied Waste Industries, Inc.                                      4.25      04/15/34           617,750
                                                                                                        --------------
               FINANCIAL CONGLOMERATES (1.1%)
       2,200   American Express Co.                                               1.85^     12/01/33         2,332,000
                                                                                                        --------------
               HOSPITAL/NURSING MANAGEMENT (0.9%)
       1,800   Manor Care Inc. - 144A*                                           2.125#     08/01/35         1,840,500
                                                                                                        --------------
               HOTELS/RESORTS/CRUISELINES (0.8%)
         800   Fairmont Hotels & Resorts Inc. (Canada)                            3.75      12/01/23           843,000
       1,724   Royal Caribbean Cruises Ltd. (Liberia)                             0.00      02/02/21           905,100
                                                                                                        --------------
                                                                                                             1,748,100
                                                                                                        --------------
               INDUSTRIAL MACHINERY (0.9%)
       1,400   Actuant Corp.                                                      2.00      11/15/23         1,781,500
                                                                                                        --------------
               INVESTMENT BANKS/BROKERS (0.5%)
         995   E *Trade Financial Corp.                                           6.00      02/01/07         1,011,169
                                                                                                        --------------
               MARINE SHIPPING (1.1%)
       2,400   OMI Corp.                                                         2.875      12/01/24         2,211,000
                                                                                                        --------------
               MEDIA CONGLOMERATES (1.0%)
       2,000   Walt Disney Co. (The)                                             2.125      04/15/23         2,042,500
                                                                                                        --------------
               MEDICAL DISTRIBUTORS (0.8%)
       1,625   PSS World Medical Inc. - 144A*                                     2.25      03/15/24         1,568,125
                                                                                                        --------------
               MEDICAL SPECIALTIES (2.9%)
       1,200   Cytyc Corp.                                                        2.25      03/15/24         1,285,500
       1,600   Fisher Scientific International                                    3.25      03/01/24         1,632,000
       1,400   Medtronic, Inc. (Series B)                                         1.25      09/15/21         1,405,250
       1,600   Nektar Therapeutics - 144A*                                        3.25      09/28/12         1,692,000
                                                                                                        --------------
                                                                                                             6,014,750
                                                                                                        --------------
               MOVIES/ENTERTAINMENT (0.4%)
         800   Lions Gate Entertainment                                          3.625      03/15/25           771,000
                                                                                                        --------------
               OIL & GAS PRODUCTION (0.2%)
         400   McMoran Exploration Co. - 144A*                                    5.25      10/06/11           520,000
                                                                                                        --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                      COUPON      MATURITY
 THOUSANDS                                                                       RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------
               OILFIELD SERVICES/EQUIPMENT (4.8%)
$        875   Cal Dive International, Inc.                                       3.25%     12/15/25    $    1,105,781
       1,400   Cooper Cameron Corp.                                               1.50      05/15/24         1,690,500
         800   Cooper Cameron Corp. - 144A*                                       1.50      05/15/24           966,000
       1,815   Halliburton Co.                                                   3.125      07/15/23         3,419,006
       2,170   Schlumberger Ltd. (Netherlands Antilles)                           1.50      06/01/23         2,685,375
                                                                                                        --------------
                                                                                                             9,866,662
                                                                                                        --------------
               PACKAGED SOFTWARE (1.7%)
       1,400   Red Hat, Inc.                                                      0.50      01/15/24         1,407,000
         700   SERENA Software, Inc.                                              1.50      12/15/23           717,500
       1,200   Sybase, Inc. - 144A*                                               1.75      02/22/25         1,300,500
                                                                                                        --------------
                                                                                                             3,425,000
                                                                                                        --------------
               PHARMACEUTICALS: GENERIC DRUGS (2.3%)
       3,350   IVAX Corp.                                                         4.50      05/15/08         3,362,563
       1,380   Watson Pharmaceutical Inc.                                         1.75      03/15/23         1,409,325
                                                                                                        --------------
                                                                                                             4,771,888
                                                                                                        --------------
               PHARMACEUTICALS: MAJOR (2.2%)
       1,500   Bristol-Myers Squibb Co.                                           3.37++    09/15/23         1,482,315
       3,000   Wyeth - 144A*                                                      3.32++    01/15/24         3,110,220
                                                                                                        --------------
                                                                                                             4,592,535
                                                                                                        --------------
               PHARMACEUTICALS: OTHER (1.5%)
       1,600   Advanced Medical Optics Inc.                                       2.50      07/15/24         1,568,000
       1,430   Teva Pharmaceutical Finance (Series B)                             0.25      02/01/24         1,481,838
                                                                                                        --------------
                                                                                                             3,049,838
                                                                                                        --------------
               REAL ESTATE INVESTMENT TRUSTS (1.2%)
       2,200   Host Marriott Corp. - 144A*                                        3.25      04/15/24         2,422,750
                                                                                                        --------------
               RECREATIONAL PRODUCTS (1.2%)
       2,200   Scientific Games Corp. - 144A*                                     0.75      12/01/24         2,587,750
                                                                                                        --------------
               SEMICONDUCTORS (7.9%)
       2,100   Advanced Micro Devices                                             4.75++    02/01/22         2,391,375
       2,600   Agere Systems Inc.                                                 6.50      12/15/09         2,613,000
       2,300   Atmel Corp.                                                        0.00      05/23/21         1,095,375
       1,400   Cypress Semiconductor Corp.                                        1.25      06/15/08         1,643,250
       2,600   Fairchild Semiconductor International, Inc.                        5.00      11/01/08         2,574,000
       2,250   International Rectifier Corp.                                      4.25      07/15/07         2,182,500
       2,400   LSI Logic Corp.                                                    4.00      05/15/10         2,544,000

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                      COUPON      MATURITY
 THOUSANDS                                                                       RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------
$        800   Pixelworks, Inc. - 144A*                                           1.75%     05/15/24    $      564,000
       1,000   Vitesse Semiconductor Corp. - 144A*                                1.50      10/01/24           763,750
                                                                                                        --------------
                                                                                                            16,371,250
                                                                                                        --------------
               TELECOMMUNICATION EQUIPMENT (1.5%)
       1,300   Ciena Corp.                                                        3.75      02/01/08         1,194,375
       1,920   Nortel Networks Corp. (Canada)                                     4.25      09/01/08         1,816,800
                                                                                                        --------------
                                                                                                             3,011,175
                                                                                                        --------------
               TOBACCO (0.5%)
       1,000   Vector Group LTD                                                   6.25      07/15/08           990,000
                                                                                                        --------------
               WHOLESALE DISTRIBUTORS (1.0%)
       2,000   Collegiate Pacific Inc - 144A*                                     5.75      12/01/09         2,067,500
                                                                                                        --------------
               WIRELESS TELECOMMUNICATIONS (2.3%)
       2,460   Nextel Communications, Inc.                                        5.25      01/15/10         2,490,750
       1,400   NII Holdings, Inc.                                                2.875      02/01/34         2,362,500
                                                                                                        --------------
                                                                                                             4,853,250
                                                                                                        --------------
               TOTAL CONVERTIBLE BONDS (COST $143,941,962)                                                 148,040,387
                                                                                                        --------------

 NUMBER OF
  SHARES
------------
               CONVERTIBLE PREFERRED STOCKS (25.4%)
               BEVERAGES: ALCOHOLIC (0.5%)
      24,000   Constellation Brands, Inc. (Series A) $1.4375                                                   937,440
                                                                                                        --------------
               CHEMICALS: MAJOR DIVERSIFIED (0.7%)
       4,000   Celanese Corp. $1.0625                                                                          105,600
      28,000   Huntsman Corp. $2.50                                                                          1,245,160
                                                                                                        --------------
                                                                                                             1,350,760
                                                                                                        --------------
               CONTAINERS/PACKAGING (0.5%)
      27,840   Owens-Illinois, Inc. $2.375                                                                   1,027,296
                                                                                                        --------------
               ELECTRIC UTILITIES (0.5%)
      20,000   PNM Resources Inc. $3.375                                                                     1,041,600
                                                                                                        --------------
               ENVIRONMENTAL SERVICES (0.7%)
       6,000   Allied Waste Industries, Inc. (Series D) $15.625                                              1,525,800
                                                                                                        --------------
               FINANCE/RENTAL/LEASING (1.8%)
          24   Federal National Mortgage Assoc. $5,375.00                                                    2,194,819
      35,500   United Rentals Trust I $3.25                                                                  1,455,500
                                                                                                        --------------
                                                                                                             3,650,319
                                                                                                        --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                                    VALUE
----------------------------------------------------------------------------------------------------------------------
               FINANCIAL CONGLOMERATES (1.7%)
      78,000   Citigroup Funding Inc. (Series GNW)                                                      $    2,429,700
       1,000   Fortis Insurance NV - 144A* $77.50 (Netherlands)                                              1,122,500
                                                                                                        --------------
                                                                                                             3,552,200
                                                                                                        --------------
               FOOD RETAIL (0.7%)
      60,000   Albertson's Inc. $1.8125                                                                      1,494,000
                                                                                                        --------------
               HOME FURNISHINGS (1.2%)
      55,000   Newell Financial Trust I $2.625                                                               2,425,500
                                                                                                        --------------
               INTEGRATED OIL (0.8%)
      14,100   Amerada Hess Corp. $3.50                                                                      1,651,110
                                                                                                        --------------
               INVESTMENT BANKS/BROKERS (2.0%)
      80,000   Lazard LTD $1.6563 (Bermuda)                                                                  2,032,800
      80,000   Lehman Brothers Holdings Inc. (Series GIS) $1.5625                                            2,084,800
                                                                                                        --------------
                                                                                                             4,117,600
                                                                                                        --------------
               LIFE/HEALTH INSURANCE (1.4%)
     104,000   MetLife, Inc. (Series B) $1.5938                                                              2,919,280
                                                                                                        --------------
               MEDICAL SPECIALTIES (1.1%)
      40,000   Baxter International $3.50 (Units)+                                                           2,280,000
                                                                                                        --------------
               MOTOR VEHICLES (1.2%)
      40,500   Ford Cap Trust II $3.25                                                                       1,476,225
      40,000   General Motors Corp. (Series A) $1.125                                                          953,200
                                                                                                        --------------
                                                                                                             2,429,425
                                                                                                        --------------
               MULTI-LINE INSURANCE (1.1%)
      32,000   Hartford Financial Services Group, Inc. $3.50 (Units)+                                        2,244,800
                                                                                                        --------------
               OIL & GAS PIPELINES (1.1%)
      20,000   Williams Companies, Inc. $2.75                                                                2,327,500
                                                                                                        --------------
               OIL & GAS PRODUCTION (1.2%)
      17,500   Chesapeake Energy Corp. $4.50                                                                 1,946,875
       3,500   Chesapeake Energy Corp. $5.00                                                                   581,417
                                                                                                        --------------
                                                                                                             2,528,292
                                                                                                        --------------
               PHARMACEUTICALS: MAJOR (1.3%)
      49,500   Schering-Plough Corp. $3.00                                                                   2,684,385
                                                                                                        --------------
               PRECIOUS METALS (1.0%)
       1,800   Freeport-MC Corp. $55.00                                                                      1,988,100
                                                                                                        --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                                    VALUE
----------------------------------------------------------------------------------------------------------------------
               PROPERTY - CASUALTY INSURERS (1.9%)
     100,000   Travelers Property Casualty Corp. $1.125                                                 $    2,406,000
      70,000   XL Capital Ltd. $1.625 (Kyrgyzstan)                                                           1,598,100
                                                                                                        --------------
                                                                                                             4,004,100
                                                                                                        --------------
               REAL ESTATE INVESTMENT TRUSTS (0.7%)
      24,000   Simon Property Group Inc. $3.00                                                               1,514,400
                                                                                                        --------------
               SAVINGS BANKS (1.0%)
      48,000   Sovereign Capital Trust IV $2.1875                                                            2,136,000
                                                                                                        --------------
               SPECIALTY TELECOMMUNICATIONS (0.2%)
       8,750   Citizens Utilities Trust $2.50                                                                  509,031
                                                                                                        --------------
               TELECOMMUNICATION EQUIPMENT (1.1%)
       2,200   Lucent Technologies Capital Trust $77.50                                                      2,227,500
                                                                                                        --------------
               TOTAL CONVERTIBLE PREFERRED STOCKS (COST $48,954,143)                                        52,566,438
                                                                                                        --------------
               COMMON STOCKS (1.3%)
               ELECTRONIC DISTRIBUTORS (0.5%)
      60,238   Agilysys Inc.                                                                                 1,014,408
                                                                                                        --------------
               OIL & GAS PRODUCTION (0.8%)
      25,746   Devon Energy Corp.                                                                            1,767,205
                                                                                                        --------------
               TOTAL COMMON STOCKS (COST $1,600,177)                                                         2,781,613
                                                                                                        --------------

 PRINCIPAL
 AMOUNT IN                                                                COUPON      MATURITY
 THOUSANDS                                                                 RATE         DATE
------------                                                              ------     ----------
               SHORT-TERM INVESTMENT (0.2%)

               REPURCHASE AGREEMENT
$        395   Joint repurchase agreement account
                (dated 09/30/05; proceeds $395,126) (a)
                (COST $395,000)                                            3.825%     10/03/05                 395,000
                                                                                                        --------------
               TOTAL INVESTMENTS (COST $194,891,282) (b)                                      98.5%        203,783,438
               OTHER ASSETS IN EXCESS OF LIABILITIES                                           1.5           3,116,523
                                                                                             -----      --------------
               NET ASSETS                                                                    100.0%     $  206,899,961
                                                                                             =====      ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
     *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
     ^ RATE IN EFFECT AT SEPTEMBER 30, 2005. RATE WILL RESET TO 0% AT A FUTURE SPECIFIED DATE.
     # RATE IN EFFECT AT SEPTEMBER 30, 2005. RATE WILL RESET TO 1.875% AT A FUTURE SPECIFIED DATE.
     ++ VARIABLE RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT SEPTEMBER 30, 2005.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $195,283,724. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $16,686,626 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $8,186,912, RESULTING IN NET UNREALIZED APPRECIATION OF $8,499,714.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2005

                                                                 PERCENT OF
INDUSTRY                                          VALUE          NET ASSETS
---------------------------------------------------------------------------
Biotechnology                                $   19,647,295             9.5%
Semiconductors                                   16,371,250             7.9
Oilfield Services/Equipment                       9,866,662             4.8
Medical Specialties                               8,294,750             4.0
Pharmaceuticals: Major                            7,276,920             3.5
Cable/Satellite TV                                6,198,000             3.0
Financial Conglomerates                           5,884,200             2.8
Telecommunication Equipment                       5,238,675             2.5
Investment Banks/Brokers                          5,128,769             2.5
Aerospace & Defense                               4,889,250             2.4
Wireless Telecommunications                       4,853,250             2.3
Oil & Gas Production                              4,815,497             2.3
Pharmaceuticals: Generic Drugs                    4,771,888             2.3
Electronic Production Equipment                   4,734,750             2.3
Property - Casualty Insurers                      4,004,100             1.9
Real Estate Investment Trusts                     3,937,150             1.9
Finance/Rental/Leasing                            3,650,319             1.8
Computer Peripherals                              3,478,350             1.7
Packaged Software                                 3,425,000             1.7
Data Processing Services                          3,293,750             1.6
Pharmaceuticals: Other                            3,049,838             1.5
Life/Health Insurance                             2,919,280             1.4
Recreational Products                             2,587,750             1.3
Engineering & Construction                        2,495,000             1.2
Electric Utilities                                2,433,450             1.2
Motor Vehicles                                    2,429,425             1.2
Home Furnishings                                  2,425,500             1.2
Apparel/Footwear Retail                           2,423,025             1.2
Oil & Gas Pipelines                               2,327,500             1.1
Casino/Gaming                                     2,304,000             1.1
Electronic Components                             2,278,000             1.1
Multi-Line Insurance                              2,244,800             1.1
Advertising/Marketing Services                    2,212,000             1.1
Marine Shipping                                   2,211,000             1.1
Environmental Services                            2,143,550             1.0
Savings Banks                                $    2,136,000             1.0%
Wholesale Distributors                            2,067,500             1.0
Airlines                                          2,050,000             1.0
Media Conglomerates                               2,042,500             1.0
Precious Metals                                   1,988,100             1.0
Hospital/Nursing Management                       1,840,500             0.9
Industrial Machinery                              1,781,500             0.9
Hotels/Resorts/Cruiselines                        1,748,100             0.8
Broadcasting                                      1,716,750             0.8
Electronic Distributors                           1,713,158             0.8
Contract Drilling                                 1,711,875             0.8
Electronic Equipment/Instruments                  1,700,000             0.8
Integrated Oil                                    1,651,110             0.8
Coal                                              1,638,750             0.8
Medical Distributors                              1,568,125             0.8
Food Retail                                       1,494,000             0.7
Chemicals: Major Diversified                      1,350,760             0.7
Alternative Power Generation                      1,100,000             0.5
Electronics/Appliance Stores                      1,098,750             0.5
Containers/Packaging                              1,027,296             0.5
Tobacco                                             990,000             0.5
Beverages: Alcoholic                                937,440             0.4
Movies/Entertainment                                771,000             0.4
Computer Communications                             512,250             0.2
Specialty Telecommunications                        509,031             0.2
Repurchase Agreement                                395,000             0.2
                                             --------------      ----------
                                             $  203,783,438            98.5%
                                             ==============      ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS:
Investments in securities, at value
 (cost $194,891,282)                                            $   203,783,438
Cash                                                                    549,823
Receivable for:
 Investments sold                                                     1,925,153
 Interest                                                             1,093,564
 Dividends                                                              102,125
 Shares of beneficial interest sold                                      32,209
Prepaid expenses and other assets                                        29,943
                                                                ---------------
    TOTAL ASSETS                                                    207,516,255
                                                                ---------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed                                 276,150
 Distribution fee                                                        95,842
 Investment advisory fee                                                 89,472
 Transfer agent fee                                                      15,091
 Administration fee                                                      13,765
Accrued expenses and other payables                                     125,974
                                                                ---------------
    TOTAL LIABILITIES                                                   616,294
                                                                ---------------
    NET ASSETS                                                  $   206,899,961
                                                                ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                 $   217,768,409
Net unrealized appreciation                                           8,892,156
Accumulated undistributed net
 investment income                                                      906,019
Accumulated net realized loss                                       (20,666,623)
                                                                ---------------
    NET ASSETS                                                  $   206,899,961
                                                                ===============
CLASS A SHARES:
Net Assets                                                      $   118,298,110
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                          7,186,074
    NET ASSET VALUE PER SHARE                                   $         16.46
                                                                ===============
    MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET
      ASSET VALUE)                                              $         17.37
                                                                ===============
CLASS B SHARES:
Net Assets                                                      $    74,529,268
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                          4,522,966
    NET ASSET VALUE PER SHARE                                   $         16.48
                                                                ===============
CLASS C SHARES:
Net Assets                                                      $    10,374,111
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                            633,264
    NET ASSET VALUE PER SHARE                                   $         16.38
                                                                ===============
CLASS D SHARES:
Net Assets                                                      $     3,698,472
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                            224,691
    NET ASSET VALUE PER SHARE                                   $         16.46
                                                                ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

NET INVESTMENT INCOME:
INCOME
Interest and other                                              $     5,719,249
Dividends                                                             3,659,107
                                                                ---------------
    TOTAL INCOME                                                      9,378,356
                                                                ---------------
EXPENSES
Distribution fee (Class A shares)                                       141,181
Distribution fee (Class B shares)                                     1,651,381
Distribution fee (Class C shares)                                       112,847
Investment advisory fee                                               1,252,610
Transfer agent fees and expenses                                        345,077
Administration fee                                                      171,823
Professional fees                                                        83,872
Shareholder reports and notices                                          74,308
Registration fees                                                        57,215
Custodian fees                                                           16,046
Trustees' fees and expenses                                              10,367
Other                                                                    27,290
                                                                ---------------
    TOTAL EXPENSES                                                    3,944,017
                                                                ---------------
    NET INVESTMENT INCOME                                             5,434,339
                                                                ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                    13,531,179
Net change in unrealized appreciation                                (3,320,626)
                                                                ---------------
    NET GAIN                                                         10,210,553
                                                                ---------------
NET INCREASE                                                    $    15,644,892
                                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR          FOR THE YEAR
                                                                                ENDED                 ENDED
                                                                         SEPTEMBER 30, 2005    SEPTEMBER 30, 2004
                                                                         ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $        5,434,339    $        6,763,133
Net realized gain                                                                13,531,179            22,275,458
Net change in unrealized appreciation                                            (3,320,626)           (1,914,391)
                                                                         ------------------    ------------------

    NET INCREASE                                                                 15,644,892            27,124,200
                                                                         ------------------    ------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                   (1,729,113)             (240,404)
Class B shares                                                                   (3,470,514)           (6,707,453)
Class C shares                                                                     (252,338)             (301,725)
Class D shares                                                                     (127,129)             (312,619)
                                                                         ------------------    ------------------

    TOTAL DIVIDENDS                                                              (5,579,094)           (7,562,201)
                                                                         ------------------    ------------------

Net decrease from transactions in shares of beneficial interest                 (73,235,505)          (31,018,404)
                                                                         ------------------    ------------------

    NET DECREASE                                                                (63,169,707)          (11,456,405)

NET ASSETS:
Beginning of period                                                             270,069,668           281,526,073
                                                                         ------------------    ------------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $906,019
AND $749,984, RESPECTIVELY)                                              $      206,899,961    $      270,069,668
                                                                         ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $750 million; 0.47% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.42% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.395% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.345% to the portion of the daily net assets in excess of $3 billion.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of the daily net assets in excess of $3 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $96,309,923 at September 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $264,151 and $3,223, respectively and received $16,578 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2005 aggregated $109,713,436 and $182,441,827, respectively. Included in the aforementioned transactions are sales with other Morgan Stanley funds of $198,194, including a realized gain of $863.

At September 30, 2005, Morgan Stanley Multi-Asset Class Fund -- Domestic Portfolio, an affiliate of the Investment Adviser, Administrator and Distributor, held 120,314 Class D shares of beneficial interest of the Fund.

For the year ended September 30, 2005, the Fund incurred brokerage commissions of $11,731 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended September 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,355. At September 30, 2005, the Fund had an accrued pension liability of $61,824 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                     FOR THE YEAR                          FOR THE YEAR
                                                         ENDED                                 ENDED
                                                   SEPTEMBER 30, 2005                    SEPTEMBER 30, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES            AMOUNT             SHARES              SHARES
                                           ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                               146,258    $     2,339,210            411,014    $     6,579,295
Conversion from Class B                          7,376,799        114,314,163                 --                 --
Reinvestment of dividends                           86,941          1,396,973             10,403            165,067
Redeemed                                          (950,680)       (15,245,535)          (252,576)        (4,052,708)
                                           ---------------    ---------------    ---------------    ---------------
Net increase -- Class A                          6,659,318        102,804,811            168,841          2,691,654
                                           ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                               312,746          5,057,544          1,946,899         31,068,093
Conversion to Class A                           (7,381,481)      (114,314,163)                --                 --
Reinvestment of dividends                          163,393          2,649,978            334,627          5,304,059
Redeemed                                        (4,050,644)       (65,357,644)        (4,339,008)       (68,903,424)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                        (10,955,986)      (171,964,285)        (2,057,482)       (32,531,272)
                                           ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                61,261            983,881            320,598          5,058,323
Reinvestment of dividends                           12,716            204,532             14,729            232,387
Redeemed                                          (229,629)        (3,668,105)          (189,235)        (2,992,346)
                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class C                (155,652)        (2,479,692)           146,092          2,298,364
                                           ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                               113,756          1,814,632            235,213          3,715,007
Reinvestment of dividends                            4,037             65,347             11,689            185,341
Redeemed                                          (217,499)        (3,476,318)          (464,105)        (7,377,498)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                            (99,706)        (1,596,339)          (217,203)        (3,477,150)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                            (4,552,026)   $   (73,235,505)        (1,959,752)   $   (31,018,404)
                                           ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                        FOR THE YEAR           FOR THE YEAR
                                                            ENDED                  ENDED
                                                     SEPTEMBER 30, 2005     SEPTEMBER 30, 2004
                                                     ------------------    -------------------
Ordinary income                                      $        5,579,094    $         7,562,201
                                                     ==================    ===================

As of September 30, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                      $     1,360,577
Undistributed long-term gains                                   --
                                                   ---------------
Net accumulated earnings                                 1,360,577
Capital loss carryforward*                             (20,666,616)
Temporary differences                                      (62,123)
Net unrealized appreciation                              8,499,714
                                                   ---------------
Total accumulated losses                           $   (10,868,448)
                                                   ===============

*During the year ended September 30, 2005, the Fund utilized $13,230,395 of its net capital loss carryforward. As of September 30, 2005, the Fund had a net capital loss carryforward of $20,666,616 which will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $300,790.

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED SEPTEMBER 30,
                                                     ----------------------------------------------------------------------------
                                                         2005             2004            2003            2002            2001
                                                     ------------     -----------     -----------     -----------     -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $      15.78     $     14.76     $     12.76     $     13.96     $     17.23
                                                     ------------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income^                                     0.47            0.48            0.52            0.56            0.62
  Net realized and unrealized gain (loss)                    0.69            1.06            1.97           (1.11)          (3.21)
                                                     ------------     -----------     -----------     -----------     -----------
Total income (loss) from investment operations               1.16            1.54            2.49           (0.55)          (2.59)
                                                     ------------     -----------     -----------     -----------     -----------

Less dividends from net investment income                   (0.48)          (0.52)          (0.49)          (0.65)          (0.68)
                                                     ------------     -----------     -----------     -----------     -----------

Net asset value, end of period                       $      16.46     $     15.78     $     14.76     $     12.76     $     13.96
                                                     ============     ===========     ===========     ===========     ===========

TOTAL RETURN+                                                7.47%          10.49%          19.76%          (4.26)%        (15.32)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                     1.11%           1.04%           1.08%           1.09%           1.06%
Net investment income                                        2.84%           2.98%           3.59%           3.90%           3.97%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $    118,298     $     8,314     $     5,284     $     2,570     $     1,822
Portfolio turnover rate                                        47%             62%             93%             82%            123%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED SEPTEMBER 30,
                                                     ----------------------------------------------------------------------------
                                                         2005             2004            2003            2002            2001
                                                     ------------     -----------     -----------     -----------     -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $      15.78     $     14.76     $     12.76     $     13.95     $     17.22
                                                     ------------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income^                                     0.33            0.35            0.39            0.45            0.51
  Net realized and unrealized gain (loss)                    0.71            1.07            2.00           (1.10)          (3.22)
                                                     ------------     -----------     -----------     -----------     -----------
Total income (loss) from investment
 operations                                                  1.04            1.42            2.39           (0.65)          (2.71)
                                                     ------------     -----------     -----------     -----------     -----------
Less dividends from net investment
 income                                                     (0.34)          (0.40)          (0.39)          (0.54)          (0.56)
                                                     ------------     -----------     -----------     -----------     -----------
Net asset value, end of period                       $      16.48     $     15.78     $     14.76     $     12.76     $     13.95
                                                     ============     ===========     ===========     ===========     ===========

TOTAL RETURN+                                                6.65%           9.63%          18.88%          (5.01)%        (15.91)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                     1.86%           1.81%           1.83%           1.84%           1.81%
Net investment income                                        2.09%           2.21%           2.84%           3.15%           3.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $     74,529     $   244,246     $   258,799     $   202,516     $   235,137
Portfolio turnover rate                                        47%             62%             93%             82%            123%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED SEPTEMBER 30,
                                                     ----------------------------------------------------------------------------
                                                         2005             2004            2003            2002            2001
                                                     ------------     -----------     -----------     -----------     -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $      15.71     $     14.70     $     12.71     $     13.90     $     17.17
                                                     ------------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income^                                     0.34            0.35            0.42            0.45            0.51
  Net realized and unrealized gain (loss)                    0.69            1.07            1.96           (1.10)          (3.22)
                                                     ------------     -----------     -----------     -----------     -----------
Total income (loss) from investment operations               1.03            1.42            2.38           (0.65)          (2.71)
                                                     ------------     -----------     -----------     -----------     -----------
Less dividends from net investment income                   (0.36)          (0.41)          (0.39)          (0.54)          (0.56)
                                                     ------------     -----------     -----------     -----------     -----------
Net asset value, end of period                       $      16.38     $     15.71     $     14.70     $     12.71     $     13.90
                                                     ============     ===========     ===========     ===========     ===========

TOTAL RETURN+                                                6.61%           9.65%          18.92%          (4.97)%        (15.94)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                     1.85%           1.81%           1.83%           1.80%           1.81%
Net investment income                                        2.10%           2.21%           2.84%           3.19%           3.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $     10,374     $    12,390     $     9,447     $     4,740     $     4,324
Portfolio turnover rate                                        47%             62%             93%             82%            123%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED SEPTEMBER 30,
                                                     ----------------------------------------------------------------------------
                                                         2005             2004            2003            2002            2001
                                                     ------------     -----------     -----------     -----------     -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $      15.78     $     14.76     $     12.76     $     13.95     $     17.23
                                                     ------------     -----------     -----------     -----------     -----------
Income (loss) from investment operations:
  Net investment income^                                     0.50            0.51            0.61            0.59            0.67
  Net realized and unrealized gain (loss)                    0.70            1.07            1.91           (1.10)          (3.23)
                                                     ------------     -----------     -----------     -----------     -----------
Total income (loss) from investment operations               1.20            1.58            2.52           (0.51)          (2.56)
                                                     ------------     -----------     -----------     -----------     -----------
Less dividends from net investment income                   (0.52)          (0.56)          (0.52)          (0.68)          (0.72)
                                                     ------------     -----------     -----------     -----------     -----------
Net asset value, end of period                       $      16.46     $     15.78     $     14.76     $     12.76     $     13.95
                                                     ============     ===========     ===========     ===========     ===========

TOTAL RETURN+                                                7.72%          10.75%          20.04%          (4.03)%        (15.08)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                     0.86%           0.81%           0.83%           0.84%           0.81%
Net investment income                                        3.09%           3.21%           3.84%           4.15%           4.22%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands              $      3,698     $     5,120     $     7,996     $     1,680     $     3,449
Portfolio turnover rate                                        47%             62%             93%             82%            123%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of Morgan Stanley Convertible Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Convertible Securities Trust (the "Fund"), including the portfolio of investments, as of September 30, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Convertible Securities Trust as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 21, 2005

MORGAN STANLEY CONVERTIBLE SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                        TERM OF                               IN FUND
                                         POSITION(S)  OFFICE AND                              COMPLEX
      NAME, AGE AND ADDRESS OF            HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE              REGISTRANT  TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***      HELD BY TRUSTEE
--------------------------------------- ------------ ------------ ------------------------ -------------- --------------------------
Michael Bozic (64)                      Trustee      Since        Private Investor;        197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP              April 1994   Director or Trustee of                  business organizations.
Counsel to the Independent Trustees                               the Retail Funds (since
1177 Avenue of the Americas                                       April 1994) and the
New York, NY 10036                                                Institutional Funds
                                                                  (since July 2003);
                                                                  formerly Vice Chairman
                                                                  of Kmart Corporation
                                                                  (December 1998-October
                                                                  2000), Chairman and
                                                                  Chief Executive Officer
                                                                  of Levitz Furniture
                                                                  Corporation (November
                                                                  1995-November 1998) and
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  Hills Department Stores
                                                                  (May 1991-July 1995);
                                                                  formerly variously
                                                                  Chairman, Chief
                                                                  Executive Officer,
                                                                  President and Chief
                                                                  Operating Officer
                                                                  (1987-1991) of the Sears
                                                                  Merchandise Group of
                                                                  Sears, Roebuck & Co.

Edwin J. Garn (73)                      Trustee      Since        Consultant; Director or  197            Director of Franklin Covey
1031 N. Chartwell Court                              January 1993 Trustee of the Retail                   (time management systems),
Salt Lake City, UT 84103                                          Funds (since January                    BMW Bank of North America,
                                                                  1993) and the                           Inc. (industrial loan
                                                                  Institutional Funds                     corporation), Escrow Bank
                                                                  (since July 2003);                      USA (industrial loan
                                                                  member of the Utah                      corporation), United Space
                                                                  Regional Advisory Board                 Alliance (joint venture
                                                                  of Pacific Corp.                        between Lockheed Martin
                                                                  (utility company);                      and the Boeing Company)
                                                                  formerly Managing                       and Nuskin Asia Pacific
                                                                  Director of Summit                      (multilevel marketing);
                                                                  Ventures LLC (2000-2004)                member of the board of
                                                                  (lobbying and consulting                various civic and
                                                                  firm); United States                    charitable organizations.
                                                                  Senator (R-Utah)
                                                                  (1974-1992) and
                                                                  Chairman, Senate Banking
                                                                  Committee (1980-1986),
                                                                  Mayor of Salt Lake City,
                                                                  Utah (1971-1974),
                                                                  Astronaut, Space Shuttle
                                                                  Discovery (April 12-19,
                                                                  1985), and Vice
                                                                  Chairman, Huntsman
                                                                  Corporation (chemical
                                                                  company).

Wayne E. Hedien (71)                    Trustee      Since        Retired; Director or     197            Director of The PMI Group
c/o Kramer Levin Naftalis & Frankel LLP              September    Trustee of the Retail                   Inc. (private mortgage
Counsel to the Independent Trustees                  1997         Funds (since September                  insurance); Trustee and
1177 Avenue of the Americas                                       1997) and the                           Vice Chairman of The Field
New York, NY 10036                                                Institutional Funds                     Museum of Natural History;
                                                                  (since July 2003);                      director of various other
                                                                  formerly associated with                business and charitable
                                                                  the Allstate Companies                  organizations.
                                                                  (1966-1994), most
                                                                  recently as Chairman of
                                                                  The Allstate Corporation
                                                                  (March 1993-December
                                                                  1994) and Chairman and
                                                                  Chief Executive Officer
                                                                  of its wholly-owned
                                                                  subsidiary, Allstate
                                                                  Insurance Company (July
                                                                  1989-December 1994).

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                       TERM OF                                IN FUND
                                         POSITION(S)  OFFICE AND                              COMPLEX
      NAME, AGE AND ADDRESS OF            HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE              REGISTRANT  TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***      HELD BY TRUSTEE
--------------------------------------- ------------ ------------ ------------------------ -------------- --------------------------
Dr. Manuel H. Johnson (56)              Trustee      Since        Senior Partner, Johnson  197            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                        July 1991    Smick International,                    (home construction);
888 16th Street, NW                                               Inc., a consulting firm;                Director of KFX Energy;
Suite 740                                                         Chairman of the Audit                   Director of RBS Greenwich
Washington, D.C. 20006                                            Committee and Director                  Capital Holdings
                                                                  or Trustee of the Retail                (financial holding
                                                                  Funds (since July 1991)                 company).
                                                                  and the Institutional
                                                                  Funds (since July 2003);
                                                                  Co-Chairman and a
                                                                  founder of the Group of
                                                                  Seven Council (G7C), an
                                                                  international economic
                                                                  commission; formerly
                                                                  Vice Chairman of the
                                                                  Board of Governors of
                                                                  the Federal Reserve
                                                                  System and Assistant
                                                                  Secretary of the U.S.
                                                                  Treasury.

Joseph J. Kearns (63)                   Trustee      Since        President, Kearns &      198            Director of Electro Rent
c/o Kearns & Associates LLC                          July 2003    Associates LLC                          Corporation (equipment
PMB754                                                            (investment consulting);                leasing), The Ford Family
23852 Pacific Coast Highway                                       Deputy Chairman of the                  Foundation, and the UCLA
Malibu, CA 90265                                                  Audit Committee and                     Foundation.
                                                                  Director or Trustee of
                                                                  the Retail Funds (since
                                                                  July 2003) and the
                                                                  Institutional Funds
                                                                  (since August 1994);
                                                                  previously Chairman of
                                                                  the Audit Committee of
                                                                  the Institutional Funds
                                                                  (October 2001-July
                                                                  2003); formerly CFO of
                                                                  the J. Paul Getty Trust.

Michael E. Nugent (69)                  Trustee      Since        General Partner of       197            None
c/o Triumph Capital, L.P.                            July 1991    Triumph Capital, L.P., a
445 Park Avenue                                                   private investment
New York, NY 10022                                                partnership; Chairman of
                                                                  the Insurance Committee
                                                                  and Director or Trustee
                                                                  of the Retail Funds
                                                                  (since July 1991) and
                                                                  the Institutional Funds
                                                                  (since July 2001);
                                                                  formerly Vice President,
                                                                  Bankers Trust Company
                                                                  and BT Capital
                                                                  Corporation (1984-1988).

Fergus Reid (73)                        Trustee      Since        Chairman of Lumelite     198            Trustee and Director of
c/o Lumelite Plastics Corporation                    July 2003    Plastics Corporation;                   certain investment
85 Charles Colman Blvd.                                           Chairman of the                         companies in the JPMorgan
Pawling, NY 12564                                                 Governance Committee and                Funds complex managed by
                                                                  Director or Trustee of                  J.P. Morgan Investment
                                                                  the Retail Funds (since                 Management Inc.
                                                                  July 2003) and the
                                                                  Institutional Funds
                                                                  (since June 1992).

INTERESTED TRUSTEES:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                       TERM OF                                IN FUND
                                         POSITION(S)  OFFICE AND                              COMPLEX
      NAME, AGE AND ADDRESS OF            HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE              REGISTRANT  TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***      HELD BY TRUSTEE
--------------------------------------- ------------ ------------ ------------------------ -------------- --------------------------
Charles A. Fiumefreddo (72)             Chairman of  Since        Chairman and Director or 197            None
c/o Morgan Stanley Trust                the Board    July 1991    Trustee of the Retail
Harborside Financial Center,            and Trustee               Funds (since July 1991)
Plaza Two,                                                        and the Institutional
Jersey City, NJ 07311                                             Funds (since July 2003);
                                                                  formerly Chief Executive
                                                                  Officer of the Retail
                                                                  Funds (until September
                                                                  2002).

James F. Higgins (57)                   Trustee      Since        Director or Trustee of   197            Director of AXA Financial,
c/o Morgan Stanley Trust                             June 2000    the Retail Funds (since                 Inc. and The Equitable
Harborside Financial Center,                                      June 2000) and the                      Life Assurance Society of
Plaza Two,                                                        Institutional Funds                     the United States
Jersey City, NJ 07311                                             (since July 2003);                      (financial services).
                                                                  Senior Advisor of Morgan
                                                                  Stanley (since August
                                                                  2000); Director of the
                                                                  Distributor and Dean
                                                                  Witter Realty Inc.;
                                                                  previously President and
                                                                  Chief Operating Officer
                                                                  of the Private Client
                                                                  Group of Morgan Stanley
                                                                  (May 1999-August 2000),
                                                                  and President and Chief
                                                                  Operating Officer of
                                                                  Individual Securities of
                                                                  Morgan Stanley (February
                                                                  1997-May 1999).

----------
     * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
    ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
       DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
   *** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING
       ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                    TERM OF
                                  POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH         LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT       TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------  ---------------  -----------------  -----------------------------------------------------------------
Ronald E. Robison (66)         President and    Since May 2003     President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas    Principal                           of funds in the Fund Complex (since May 2003); Managing Director
New York, NY 10020             Executive                           of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing
                               Officer                             Director and Director of Morgan Stanley Investment Management
                                                                   Inc., Morgan Stanley Distribution Inc. and Morgan Stanley
                                                                   Distributors Inc.; Managing Director, Chief Administrative
                                                                   Officer and Director of Morgan Stanley Investment Advisors Inc.
                                                                   and Morgan Stanley Services Company Inc.; Chief Executive Officer
                                                                   and Director of Morgan Stanley Trust; Director of Morgan Stanley
                                                                   SICAV (since May 2004); President (since September 2005) and
                                                                   Principal Executive Officer (since May 2003) of the Van Kampen
                                                                   Funds; previously, Executive Vice President (July 2003-September
                                                                   2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional
                                                                   Funds (March 2001-July 2003), Chief Global Operations Officer of
                                                                   Morgan Stanley Investment Management Inc. and Chief Executive
                                                                   Officer and Chairman of Van Kampen Investor Services.

Joseph J. McAlinden (62)       Vice President   Since July 1995    Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                                        Adviser and Morgan Stanley Investment Management Inc.; Chief
New York, NY 10020                                                 Investment Officer of the Van Kampen Funds; Vice President of the
                                                                   Institutional Funds (since July 2003) and the Retail Funds (since
                                                                   July 1995).

Barry Fink (50)                Vice President   Since              General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                     February 1997      December 2000) of Morgan Stanley Investment Management; Managing
New York, NY 10020                                                 Director (since December 2000), Secretary (since February 1997)
                                                                   and Director of the Investment Adviser and the Administrator;
                                                                   Vice President of the Retail Funds; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President of the Institutional Funds (since July
                                                                   2003); Managing Director, Secretary and Director of the
                                                                   Distributor; previously Secretary (February 1997-July 2003) and
                                                                   General Counsel (February 1997-April 2004) of the Retail Funds;
                                                                   Vice President and Assistant General Counsel of the Investment
                                                                   Adviser and the Administrator (February 1997-December 2001).

Amy R. Doberman (43)           Vice President   Since July 2004    Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                        Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc. and the Investment Adviser, Vice President of the
                                                                   Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing
                                                                   Director and General Counsel - Americas, UBS Global Asset
                                                                   Management (July 2000-July 2004) and General Counsel, Aeltus
                                                                   Investment Management, Inc. (January 1997-July 2000).

Carsten Otto (41)              Chief            Since October      Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas    Compliance       2004               Stanley Investment Management (since October 2004); Executive
New York, NY 10020             Officer                             Director of the Investment Adviser and Morgan Stanley Investment
                                                                   Management Inc.; formerly Assistant Secretary and Assistant
                                                                   General Counsel of the Morgan Stanley Retail Funds.

                                                    TERM OF
                                  POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT      TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------  ---------------  -----------------  -----------------------------------------------------------------
Stefanie V. Chang (38)         Vice President   Since July 2003    Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                        Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                 Vice President of the Institutional Funds (since December 1997)
                                                                   and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance
                                                                   US LLP).

Francis J. Smith (40)          Treasurer and    Treasurer since    Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief Financial  July 2003 and      Administration (since December 2001); previously, Vice President
Harborside Financial Center,   Officer          Chief Financial    of the Retail Funds (September 2002-July 2003); Vice President of
Plaza Two,                                      Officer since      the Investment Adviser and the Administrator (August
Jersey City, NJ 07311                           September 2002     2000-November 2001).

Thomas F. Caloia (59)          Vice President   Since July 2003    Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                                           of the Investment Adviser, the Distributor and the Administrator;
Harborside Financial Center,                                       previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                                         formerly First Vice President of the Investment Adviser, the
Jersey City, NJ 07311                                              Distributor and the Administrator.

Mary E. Mullin (38)            Secretary        Since July 2003    Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                        Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                 Secretary of the Institutional Funds (since June 1999) and the
                                                                   Retail Funds (since July 2003); formerly practiced law with the
                                                                   New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                   Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.


                       2005 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended September 30, 2005, 28.61% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations.

          Additionally, please note that 29.04% of the Fund's ordinary dividends paid during the fiscal year ended September 30, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37975RPT-RA05-00932P-Y09/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                    CONVERTIBLE SECURITIES TRUST


                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2005


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

     2005

                                         REGISTRANT            COVERED ENTITIES(1)
          AUDIT FEES                     $ 36,296              N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES        $    540(2)           $  (2)
               TAX FEES                  $  5,519(3)           $  (4)
               ALL OTHER FEES            $      -              $ -
          TOTAL NON-AUDIT FEES           $  6,059              $

          TOTAL                          $ 42,355              $

     2004

                                         REGISTRANT            COVERED ENTITIES(1)
          AUDIT FEES                     $ 34,572              N/A

          NON-AUDIT FEES
               AUDIT-RELATED FEES        $    452(2)           $ 5,067,400(2)
               TAX FEES                  $  4,922(3)           $   545,053(4)
               ALL OTHER FEES            $      -              $         -(5)
          TOTAL NON-AUDIT FEES           $  5,374              $ 5,612,453

          TOTAL                          $ 39,946              $ 5,612,453

        N/A- Not applicable, as not required by Item 4.
        (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
        (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
        (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
        (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
        (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005